Distribution Date:	09/16/22	JPMCC Commercial Mortgage Securities Trust 2016-JP2
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-JP2

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590MAN0	1.324200%	31,322,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590MAP5	2.475100%	16,213,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590MAQ3	2.558900%	250,000,000.00	223,928,502.20	0.00	477,508.87	0.00	0.00	477,508.87	223,928,502.20	33.09%	30.00%
A-4	46590MAR1	2.821800%	301,524,000.00	301,524,000.00	0.00	709,033.69	0.00	0.00	709,033.69	301,524,000.00	33.09%	30.00%
A-SB	46590MAS9	2.713000%	58,379,000.00	44,476,934.33	103,654.01	100,554.94	0.00	0.00	204,208.95	44,373,280.32	33.09%	30.00%
A-S	46590MAV2	3.055600%	77,483,000.00	77,483,000.00	0.00	197,297.55	0.00	0.00	197,297.55	77,483,000.00	23.99%	21.75%
B	46590MAW0	3.459500%	48,134,000.00	48,134,000.00	0.00	138,766.31	0.00	0.00	138,766.31	48,134,000.00	18.34%	16.63%
C	46590MAX8	3.948675%	41,090,000.00	41,090,000.00	0.00	135,209.22	0.00	0.00	135,209.22	41,090,000.00	13.51%	12.25%
D	46590MAC4	3.948675%	45,786,000.00	45,786,000.00	0.00	150,661.70	0.00	0.00	150,661.70	45,786,000.00	8.13%	7.37%
E	46590MAE0	4.698675%	22,306,000.00	22,306,000.00	0.00	87,340.54	0.00	0.00	87,340.54	22,306,000.00	5.51%	5.00%
F	46590MAG5	4.698675%	17,610,000.00	17,610,000.00	0.00	68,953.06	0.00	0.00	68,953.06	17,610,000.00	3.45%	3.12%
NR*	46590MAJ9	4.698675%	29,349,708.00	29,349,708.00	0.00	292,731.22	0.00	0.00	292,731.22	29,349,708.00	0.00%	0.00%
R	46590MAL4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,196,708.00	851,688,144.53	103,654.01	2,358,057.10	0.00	0.00	2,461,711.11	851,584,490.52

X-A	46590MAT7	1.947301%	734,921,000.00	647,412,436.53	0.00	1,050,588.87	0.00	0.00	1,050,588.87	647,308,782.52
X-B	46590MAU4	1.239175%	48,134,000.00	48,134,000.00	0.00	49,705.38	0.00	0.00	49,705.38	48,134,000.00
X-C	46590MAA8	0.750000%	86,876,000.00	86,876,000.00	0.00	54,297.50	0.00	0.00	54,297.50	86,876,000.00
Notional SubTotal			869,931,000.00	782,422,436.53	0.00	1,154,591.75	0.00	0.00	1,154,591.75	782,318,782.52

Deal Distribution Total					103,654.01	3,512,648.85	0.00	0.00	3,616,302.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590MAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590MAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590MAQ3	895.71400880	0.00000000	1.91003548	0.00000000	0.00000000	0.00000000	0.00000000	1.91003548	895.71400880
A-4	46590MAR1	1,000.00000000	0.00000000	2.35150001	0.00000000	0.00000000	0.00000000	0.00000000	2.35150001	1,000.00000000
A-SB	46590MAS9	761.86529968	1.77553589	1.72245054	0.00000000	0.00000000	0.00000000	0.00000000	3.49798643	760.08976378
A-S	46590MAV2	1,000.00000000	0.00000000	2.54633339	0.00000000	0.00000000	0.00000000	0.00000000	2.54633339	1,000.00000000
B	46590MAW0	1,000.00000000	0.00000000	2.88291665	0.00000000	0.00000000	0.00000000	0.00000000	2.88291665	1,000.00000000
C	46590MAX8	1,000.00000000	0.00000000	3.29056267	0.00000000	0.00000000	0.00000000	0.00000000	3.29056267	1,000.00000000
D	46590MAC4	1,000.00000000	0.00000000	3.29056262	0.00000000	0.00000000	0.00000000	0.00000000	3.29056262	1,000.00000000
E	46590MAE0	1,000.00000000	0.00000000	3.91556263	0.00000000	0.00000000	0.00000000	0.00000000	3.91556263	1,000.00000000
F	46590MAG5	1,000.00000000	0.00000000	3.91556275	0.00000000	0.00000000	0.00000000	0.00000000	3.91556275	1,000.00000000
NR	46590MAJ9	1,000.00000000	0.00000000	9.97390570	(6.05834307)	34.18518883	0.00000000	0.00000000	9.97390570	1,000.00000000
R	46590MAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590MAT7	880.92793175	0.00000000	1.42952626	0.00000000	0.00000000	0.00000000	0.00000000	1.42952626	880.78689073
X-B	46590MAU4	1,000.00000000	0.00000000	1.03264595	0.00000000	0.00000000	0.00000000	0.00000000	1.03264595	1,000.00000000
X-C	46590MAA8	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/22 - 08/30/22	30	0.00	477,508.87	0.00	477,508.87	0.00	0.00	0.00	477,508.87	0.00
A-4	08/01/22 - 08/30/22	30	0.00	709,033.69	0.00	709,033.69	0.00	0.00	0.00	709,033.69	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	100,554.94	0.00	100,554.94	0.00	0.00	0.00	100,554.94	0.00
X-A	08/01/22 - 08/30/22	30	0.00	1,050,588.87	0.00	1,050,588.87	0.00	0.00	0.00	1,050,588.87	0.00
X-B	08/01/22 - 08/30/22	30	0.00	49,705.38	0.00	49,705.38	0.00	0.00	0.00	49,705.38	0.00
X-C	08/01/22 - 08/30/22	30	0.00	54,297.50	0.00	54,297.50	0.00	0.00	0.00	54,297.50	0.00
A-S	08/01/22 - 08/30/22	30	0.00	197,297.55	0.00	197,297.55	0.00	0.00	0.00	197,297.55	0.00
B	08/01/22 - 08/30/22	30	0.00	138,766.31	0.00	138,766.31	0.00	0.00	0.00	138,766.31	0.00
C	08/01/22 - 08/30/22	30	0.00	135,209.22	0.00	135,209.22	0.00	0.00	0.00	135,209.22	0.00
D	08/01/22 - 08/30/22	30	0.00	150,661.70	0.00	150,661.70	0.00	0.00	0.00	150,661.70	0.00
E	08/01/22 - 08/30/22	30	0.00	87,340.54	0.00	87,340.54	0.00	0.00	0.00	87,340.54	0.00
F	08/01/22 - 08/30/22	30	0.00	68,953.06	0.00	68,953.06	0.00	0.00	0.00	68,953.06	0.00
NR	08/01/22 - 08/30/22	30	1,176,529.14	114,920.62	0.00	114,920.62	(177,810.60)	0.00	0.00	292,731.22	1,003,325.31
Totals			1,176,529.14	3,334,838.25	0.00	3,334,838.25	(177,810.60)	0.00	0.00	3,512,648.85	1,003,325.31

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,616,302.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,327,578.20	Master Servicing Fee	6,047.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,483.75
Interest Adjustments	20,307.78	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	366.70
ARD Interest	0.00	Operating Advisor Fee	1,531.10
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	408.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,347,885.98	Total Fees	13,047.75

Principal		Expenses/Reimbursements
Scheduled Principal	942,847.52	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(177,810.60)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(839,193.51)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	103,654.01	Total Expenses/Reimbursements	(177,810.60)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,512,648.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	103,654.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,616,302.86
Total Funds Collected	3,451,539.99	Total Funds Distributed	3,451,540.01

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	851,688,145.14	851,688,145.14	Beginning Certificate Balance	851,688,144.53
(-) Scheduled Principal Collections	942,847.52	942,847.52	(-) Principal Distributions	103,654.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(839,193.51)	(839,193.51)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	851,584,491.13	851,584,491.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	852,367,647.25	852,367,647.25	Ending Certificate Balance	851,584,490.52
Ending Actual Collateral Balance	852,068,095.31	852,068,095.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP	Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP
	9,999,999 or less	15	100,146,208.27	11.76%	44	4.7810	1.891246	1.44 or less	13	274,848,789.71	32.27%	45	4.5048	0.388583
10,000,000 to 19,999,999		18	262,532,450.52	30.83%	43	4.9099	1.473805	1.45 to 1.59	5	65,344,646.98	7.67%	44	5.0031	1.524259
20,000,000 to 24,999,999		3	64,410,231.52	7.56%	44	4.6137	0.569393	1.60 to 1.74	4	45,920,661.31	5.39%	45	4.7363	1.627043
25,000,000 to 49,999,999		3	125,584,773.16	14.75%	46	4.1944	2.001413	1.75 to 1.89	5	67,224,823.14	7.89%	43	4.7579	1.865666
	50,000,000 or greater	2	138,275,541.21	16.24%	46	4.0389	1.547925	1.90 to 2.04	5	54,140,897.79	6.36%	42	5.1407	1.980343
	Totals	49	851,584,491.13	100.00%	44	4.5372	1.619052	2.05 to 2.19	2	13,751,585.52	1.61%	40	4.9144	2.165130
								2.20 or greater	7	169,717,800.23	19.93%	45	4.1357	3.151440
								Totals	49	851,584,491.13	100.00%	44	4.5372	1.619052
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP
							Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP
Arizona	1	10,129,707.10	1.19%	38	4.8400	1.473400
							Industrial	4	18,306,893.78	2.15%	41	4.9834	2.071377
California	3	49,667,904.77	5.83%	44	4.5179	0.403079
							Lodging	9	125,280,656.32	14.71%	44	4.8875	1.078283
Colorado	3	23,634,816.21	2.78%	45	4.8917	0.567990
							Mixed Use	4	88,724,404.32	10.42%	45	4.3004	0.537777
Florida	4	72,523,476.41	8.52%	43	5.0728	1.944957
							Multi-Family	2	19,222,762.40	2.26%	42	4.7750	0.794190
Georgia	2	55,481,319.80	6.52%	45	4.3741	0.170457
							Office	8	207,775,592.84	24.40%	44	4.7288	1.311838
Illinois	1	3,481,091.60	0.41%	39	5.2500	1.604200
							Retail	38	231,638,895.01	27.20%	45	4.2774	2.477992
Louisiana	1	34,247,658.41	4.02%	46	4.5975	1.613700
							Totals	73	851,584,491.13	100.00%	44	4.5372	1.619052
Maryland	2	77,831,231.73	9.14%	42	4.5195	1.444883
Michigan	4	26,393,553.55	3.10%	41	4.8959	1.082728
Minnesota	1	3,966,122.03	0.47%	46	4.9000	1.235300
Mississippi	1	5,928,407.42	0.70%	43	5.1000	1.970800
Nevada	2	60,999,809.76	7.16%	44	3.9218	4.245279
New York	1	58,275,541.21	6.84%	46	3.9660	0.017300
Ohio	24	10,419,198.54	1.22%	46	4.9700	1.556900
Pennsylvania	2	29,458,844.34	3.46%	43	4.7403	0.609340
Rhode Island	1	17,900,058.98	2.10%	42	5.0000	1.882700
Tennessee	1	80,000,000.00	9.39%	46	4.0920	2.662900
Texas	3	18,717,126.56	2.20%	46	4.8524	2.062526
Utah	1	5,832,110.76	0.68%	44	4.9500	1.706100
Virginia	3	26,473,282.58	3.11%	45	5.3370	1.991568
West Virginia	3	1,470,234.85	0.17%	46	4.9700	1.556900
Wisconsin	1	18,117,708.05	2.13%	45	5.3700	1.146200
Totals	73	851,584,491.13	100.00%	44	4.5372	1.619052

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP	Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP
	3.99999% or less	3	108,275,541.21	12.71%	46	3.8635	2.094517	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	183,449,986.41	21.54%	45	4.1873	1.370497	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	15	205,213,975.61	24.10%	43	4.6980	1.345622	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	17	194,009,701.45	22.78%	43	5.1524	1.670234	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	851,584,491.13	100.00%	44	4.5372	1.619052	49 months or greater	41	690,949,204.68	81.14%	44	4.5592	1.560729
								Totals	49	851,584,491.13	100.00%	44	4.5372	1.619052
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP	Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP
	60 months or less	41	690,949,204.68	81.14%	44	4.5592	1.560729	Interest Only	4	151,700,000.00	17.81%	46	3.9842	2.811188
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	293 months or less	37	539,249,204.68	63.32%	44	4.7210	1.208954
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	294 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	851,584,491.13	100.00%	44	4.5372	1.619052	300 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	851,584,491.13	100.00%	44	4.5372	1.619052
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	160,635,286.45	18.86%	43	4.4424	NAP				None
Underwriter's Information		6	84,273,896.48	9.90%	43	4.6045	1.990862
	12 months or less	31	571,008,683.40	67.05%	45	4.5294	1.499556
	13 months to 24 months	4	35,666,624.80	4.19%	43	4.9295	1.523768
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	851,584,491.13	100.00%	44	4.5372	1.619052
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306281001	RT	Nashville	TN	Actual/360	4.092%	281,893.33	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	09/01/22
2	306281002	OF	Oakland	CA	Actual/360	4.140%	285,200.00	0.00	0.00	N/A	04/01/26	--	80,000,000.00	80,000,000.00	09/01/22
3	306281003	MU	New York	NY	Actual/360	3.966%	199,506.90	142,367.96	0.00	N/A	07/01/26	--	58,417,909.17	58,275,541.21	08/01/22
4	306281004	LO	Atlanta	GA	Actual/360	4.300%	180,907.04	(300,000.00)	(300,000.00)	N/A	07/01/26	--	48,857,114.75	49,157,114.75	09/01/22
5	305941003	OF	Baltimore	MD	Actual/360	4.670%	39,405.34	12,278.28	0.00	N/A	04/06/26	--	9,798,937.84	9,786,659.56	09/06/22
5A	305941032				Actual/360	4.670%	59,896.12	18,662.98	0.00	N/A	04/06/26	--	14,894,385.50	14,875,722.52	09/06/22
5B	305941033				Actual/360	4.670%	39,405.34	12,278.28	0.00	N/A	04/06/26	--	9,798,937.84	9,786,659.56	09/06/22
5C	305941034				Actual/360	4.670%	59,896.12	18,662.98	0.00	N/A	04/06/26	--	14,894,385.50	14,875,722.52	09/06/22
6	306281006	RT	Las Vegas	NV	Actual/360	3.744%	135,988.32	0.00	0.00	N/A	07/01/26	--	42,180,000.00	42,180,000.00	09/01/22
6A	306281106				Actual/360	3.744%	25,211.68	0.00	0.00	N/A	07/01/26	--	7,820,000.00	7,820,000.00	09/01/22
7	306281007	OF	Tampa	FL	Actual/360	5.020%	91,826.21	(484,811.74)	(507,215.19)	N/A	03/06/26	--	16,823,172.64	17,307,984.38	09/06/22
7A	306281107				Actual/360	5.020%	97,156.57	(5,901.96)	(31,978.32)	N/A	03/06/26	--	22,196,874.45	22,202,776.41	09/06/22
8	306281008	OF	New Orleans	LA	Actual/360	4.598%	135,825.01	60,461.02	0.00	N/A	07/01/26	--	34,308,119.43	34,247,658.41	09/01/22
9	656100520	RT	Hagerstown	MD	Actual/360	4.259%	50,672.18	23,197.86	0.00	N/A	02/06/26	--	13,816,649.90	13,793,452.04	09/06/22
9A	656100521				Actual/360	4.259%	54,050.32	24,744.39	0.00	N/A	02/06/26	--	14,737,759.86	14,713,015.47	09/06/22
10	306281010	OF	Atlanta	GA	Actual/360	4.550%	94,018.97	34,848.69	0.00	N/A	06/01/26	--	23,996,333.06	23,961,484.37	09/01/22
11	306281011	OF	Hollywood	CA	Actual/360	4.140%	77,360.50	0.00	0.00	N/A	07/01/26	--	21,700,000.00	21,700,000.00	09/01/22
12	306281012	OF	Denver	CO	Actual/360	4.890%	82,712.51	28,612.49	0.00	N/A	06/06/26	--	19,642,789.53	19,614,177.04	09/06/22
13	305941006	OF	Philadelphia	PA	Actual/360	4.675%	82,659.61	25,551.15	0.00	N/A	05/01/26	--	20,533,006.26	20,507,455.11	09/01/22
14	306281014	LO	Milwaukee	WI	Actual/360	5.370%	83,908.88	28,023.03	0.00	N/A	06/06/26	--	18,145,731.08	18,117,708.05	09/06/22
15	305741015	LO	Providence	RI	Actual/360	5.000%	77,199.57	30,164.75	0.00	N/A	03/01/26	--	17,930,223.73	17,900,058.98	09/01/22
16	306281016	LO	Various	VA	Actual/360	5.800%	84,682.27	43,611.31	0.00	N/A	06/06/26	--	16,955,293.34	16,911,682.03	09/06/22
17	306281017	MU	Boynton Beach	FL	Actual/360	5.100%	68,084.34	20,145.00	0.00	N/A	06/06/26	--	15,503,076.32	15,482,931.32	09/06/22
18	695100658	LO	Tybee Island	GA	Actual/360	5.102%	60,560.61	33,927.10	0.00	N/A	06/06/26	02/06/26	13,784,485.48	13,750,558.38	09/06/22
19	306281019	RT	Rancho Santa Margarit	CA	Actual/360	5.070%	64,697.17	19,986.21	0.00	N/A	01/06/26	--	14,818,973.39	14,798,987.18	09/06/22
20	306281020	OF	Boca Raton	FL	Actual/360	5.100%	61,218.13	20,224.34	0.00	N/A	06/06/26	--	13,939,612.48	13,919,388.14	09/06/22
21	306281021	MF	Rochester Hills	MI	Actual/360	4.630%	53,099.80	24,066.02	0.00	N/A	02/06/26	--	13,318,421.00	13,294,354.98	09/06/22
22	695100669	RT	Grass Valley	CA	Actual/360	4.520%	51,348.07	23,563.40	0.00	N/A	07/06/26	--	13,192,480.99	13,168,917.59	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	306281023	MF	Holly	MI	Actual/360	4.740%	54,371.24	21,440.77	0.00	N/A	06/06/26	--	13,320,842.86	13,299,402.09	09/06/22
25	695100674	RT	Various	Various	Actual/360	4.970%	50,967.57	19,651.06	0.00	N/A	07/06/26	--	11,909,084.45	11,889,433.39	09/06/22
27	306281027	MU	Las Vegas	NV	Actual/360	4.730%	44,884.99	20,170.32	0.00	N/A	09/06/25	--	11,019,980.08	10,999,809.76	09/06/22
28	306281028	IN	Various	MI	Actual/360	5.100%	47,242.52	17,911.45	0.00	N/A	02/06/26	--	10,757,309.48	10,739,398.03	09/06/22
29	306281029	RT	Litchfield Park	AZ	Actual/360	4.840%	42,271.95	12,857.01	0.00	N/A	11/06/25	--	10,142,564.11	10,129,707.10	09/06/22
30	306281030	OF	Philadelphia	PA	Actual/360	4.890%	37,758.04	15,492.42	0.00	N/A	02/01/26	--	8,966,881.65	8,951,389.23	09/01/22
31	306281031	MF	Mableton	GA	Actual/360	5.130%	39,139.87	14,478.82	0.00	N/A	04/06/26	--	8,860,185.90	8,845,707.08	09/06/22
32	695100663	RT	Culpeper	VA	Actual/360	4.518%	37,247.10	12,259.05	0.00	N/A	06/06/26	--	9,573,859.60	9,561,600.55	09/06/22
33	306281033	OF	Broomfield	CO	Actual/360	4.373%	32,952.35	0.00	0.00	N/A	04/06/26	12/06/25	8,750,000.00	8,750,000.00	09/06/22
34	695100672	Various Various		Various	Actual/360	4.900%	33,752.11	12,421.11	0.00	N/A	07/06/26	--	7,999,182.32	7,986,761.21	09/06/22
35	306281035	MF	San Antonio	TX	Actual/360	4.660%	33,281.56	10,598.53	0.00	N/A	09/06/25	--	8,293,895.20	8,283,296.67	09/06/22
36	306281036	LO	Austin	TX	Actual/360	4.884%	31,291.52	12,942.99	0.00	N/A	01/01/26	--	7,440,323.46	7,427,380.47	09/01/22
37	695100660	RT	Wichita Falls	TX	Actual/360	5.048%	31,363.50	11,817.22	0.00	N/A	02/06/27	--	7,215,159.16	7,203,341.94	09/06/22
38	306281038	LO	Adairsville	GA	Actual/360	4.950%	27,003.36	10,894.31	0.00	N/A	01/01/26	--	6,335,099.36	6,324,205.05	09/01/22
40	306281040	MF	Starkville	MS	Actual/360	5.100%	26,078.44	9,756.25	0.00	N/A	04/01/26	--	5,938,163.67	5,928,407.42	09/01/22
41	306281041	LO	Kanab	UT	Actual/360	4.950%	24,901.12	9,793.93	0.00	N/A	05/06/26	--	5,841,904.69	5,832,110.76	08/06/22
43	306281043	IN	Dallas	TX	Actual/360	4.450%	15,685.63	6,981.71	0.00	N/A	05/06/26	--	4,093,385.86	4,086,404.15	09/06/22
44	695100667	MH	Goodyear	AZ	Actual/360	4.790%	15,485.84	9,557.55	0.00	N/A	07/06/26	--	3,754,395.41	3,744,837.86	09/06/22
45	306281045	IN	Chicago	IL	Actual/360	5.250%	15,777.18	8,791.98	0.00	N/A	12/06/25	--	3,489,883.58	3,481,091.60	09/06/22
46	656120504	LO	Clermont	FL	Actual/360	5.430%	16,907.93	5,628.27	0.00	N/A	03/06/26	--	3,616,024.50	3,610,396.23	09/06/22
47	695100664	RT	Grand Rapids	MI	Actual/360	5.465%	11,131.25	5,545.72	0.00	N/A	06/06/26	--	2,365,346.26	2,359,800.54	09/06/22
Totals							3,347,885.98	103,654.01	(839,193.51)				851,688,145.14	851,584,491.13
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	42,013,756.00	10,587,908.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	480,848.00	0.00	--	--	09/12/22	0.00	0.00	341,623.34	341,623.34	0.00	0.00
4	(247,081.00)	0.00	--	--	09/12/22	12,684,593.73	911,948.17	0.00	0.00	128,701.09	0.00
5	14,772,609.49	3,535,886.96	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	60,014,157.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,537,728.93	5,259,443.39	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,273,068.22	2,274,892.59	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,812,389.04	1,869,513.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	338,569.43	(172,310.33)	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	952,718.59	201,063.71	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,771,321.18	1,068,558.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,193,442.81	1,779,301.68	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,493,222.86	6,042,085.43	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,425,277.45	3,435,378.03	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,365,655.98	713,502.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,037,539.24	536,920.59	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,164,963.11	756,206.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	342,428.43	141,379.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,055,794.00	650,510.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,427,788.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,393,368.24	817,631.79	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,670,570.28	0.00	--	--	--	0.00	0.00	0.00	0.00	1,575.75	0.00
29	1,172,147.06	263,363.91	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	481,142.17	221,086.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,279,062.04	617,782.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	543,587.51	376,427.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	6,851.83	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	906,534.57	1,316,011.33	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	739,506.20	201,929.53	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	963,430.44	1,085,647.20	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	822,886.92	445,355.79	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	810,893.98	0.00	--	--	--	0.00	0.00	34,330.33	34,330.33	0.00	0.00
43	497,160.00	387,750.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	507,006.96	257,482.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	757,180.42	948,857.32	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	306,724.88	200,250.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	170,077,399.58	45,819,817.08				12,684,593.73	911,948.17	375,953.67	375,953.67	137,128.67	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.537199%	4.487874%	44
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	48,857,114.75	0	0.00	0	0.00	4.537206%	4.487926%	45
07/15/22	0	0.00	0	0.00	1	47,957,114.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.537701%	4.488642%	46
06/17/22	0	0.00	0	0.00	1	48,034,899.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.537946%	4.488859%	47
05/17/22	0	0.00	0	0.00	1	48,106,681.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.538166%	4.506282%	48
04/18/22	0	0.00	0	0.00	1	48,183,932.49	0	0.00	0	0.00	0	0.00	0	0.00	1	11,849,437.10	4.538407%	4.506516%	49
03/17/22	0	0.00	0	0.00	1	48,255,164.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540967%	4.508504%	50
02/17/22	0	0.00	0	0.00	1	48,343,392.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.541247%	4.508776%	51
01/18/22	1	12,052,493.67	0	0.00	1	48,414,036.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.541458%	4.508980%	52
12/17/21	0	0.00	0	0.00	1	48,484,419.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.541667%	4.509184%	53
11/18/21	0	0.00	0	0.00	1	48,560,321.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.541897%	4.509407%	54
10/18/21	0	0.00	0	0.00	1	48,630,165.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.542103%	4.509607%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	306281003	08/01/22	0	B	341,623.34	341,623.34	0.00	58,417,909.17	05/17/22	1
41	306281041	08/06/22	0	B	34,330.33	34,330.33	0.00	5,841,904.69
Totals					375,953.67	375,953.67	0.00	64,259,813.86
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		19,283,106	19,283,106	0		0
37 - 48 Months		825,098,043	825,098,043	0		0
49 - 60 Months		7,203,342	7,203,342	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	851,584,491	851,584,491	0	0	0	0
Aug-22	851,688,145	851,688,145	0	0	0	0
Jul-22	851,757,536	803,800,421	0	0	47,957,115	0
Jun-22	852,875,918	804,841,018	0	0	48,034,900	0
May-22	853,908,868	805,802,187	0	0	48,106,682	0
Apr-22	855,018,792	806,834,860	0	0	48,183,932	0
Mar-22	867,909,188	819,654,024	0	0	48,255,164	0
Feb-22	869,194,971	820,851,578	0	0	48,343,393	0
Jan-22	870,226,472	809,759,942	12,052,494	0	48,414,036	0
Dec-21	871,253,787	822,769,367	0	0	48,484,419	0
Nov-21	872,360,362	823,800,041	0	0	48,560,322	0
Oct-21	873,379,011	824,748,846	0	0	48,630,165	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	306281003	58,275,541.21	58,417,909.17	525,000,000.00	05/24/16	274,037.00	0.01730	12/31/21	07/01/26	225
4	306281004	49,157,114.75	49,488,557.04	45,300,000.00	01/13/22	(247,081.00)	(0.08230)	12/31/21	07/01/26	285
Totals		107,432,655.96	107,906,466.21	570,300,000.00		26,956.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	306281003	MU	NY	05/17/22	1

9/5/2022: Loan transferred to Special Servicing on 04/22/2022 due to an Event of Default surrounding a Major Lease Termination. The loan is secured by a 20-story multi-tenant class A office building with a 4-level retail component located along

Fifth Avenue within the Plaza district of Midtown Manhattan, NY. Loan is in cash sweep and borrower continues to fund shortfalls. A pre-negotiation agreement has been executed and discussions are in progress with borrower to cure outstanding defaults.

4	306281004	LO	GA	01/14/21	1

The Loan is 60+ days delinquent. Collateral is a 349-unit Marriott hotel in Atlanta.The hotel closed in October 2020 due to the impact of COVID. Borrower re-opened the hotel in July 2021. Lender dual tracked Borrower discussions with foreclosure and potential note sale. Borrower submitted a revised proposal which should address renovation concerns and provide a greater equity contribution. Lender and Borrower have come to general terms on a modification. The modification closed on 7/5/2022. The Loan will be monitored for three months prior to being returned to the Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306281004	0.00	4.30000%	0.00	4.30000%	9	07/05/22	11/01/20	--
9	656100520	14,348,618.01	4.25900%	14,348,618.01	4.25900%	10	08/28/20	05/06/20	08/28/20
9A	656100521	15,305,192.51	4.25900%	15,305,192.51	4.25900%	10	08/28/20	05/06/20	08/28/20
14	306281014	18,792,459.38	5.37000%	18,792,459.38	5.37000%	10	09/01/20	07/06/20	10/13/20
15	305741015	18,677,304.50	5.00000%	18,677,304.50	5.00000%	10	05/20/20	06/01/20	08/11/20
19	306281019	15,319,363.57	5.07000%	15,319,363.57	5.07000%	10	07/09/20	06/06/20	08/11/20
41	306281041	6,075,769.16	4.95000%	6,075,769.16	4.95000%	10	07/30/20	06/06/20	09/11/20
Totals		88,518,707.13		88,518,707.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	12,576.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	(190,386.68)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(177,810.60)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(177,810.60)

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27